Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

We are providing the following disclosure comparing our named executive officer (“NEO”) compensation to company performance pursuant to the SEC rules relating to Section 14(i) of the Securities Exchange Act of 1934. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of the SEC’s Regulation S-K.

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Share- holder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (millions) (h)	Adjusted EBITDA (millions) (i)
2023	$2,490,873	$455,862	$728,017	$342,675	$95.58	$150.31	$23.7	$68.1
2022	$3,539,739	$3,351,817	$1,140,702	$1,105,461	$112.00	$130.60	$38.6	$86.8
2021	$3,338,813	$2,876,666	$1,040,747	$941,902	$117.22	$166.50	$30.7	$79.5
2020	$2,156,264	$1,137,567	$835,452	$488,272	$124.71	$146.44	$(86.6)	$74.9
2019	$1,987,820	$2,516,827	$836,889	$1,176,353	$156.28	$123.72	$49.2	$108.1

(a)

Although the SEC’s rules require the disclosure to cover only the four most recent fiscal years in this second year of the new requirements, we are voluntarily disclosing five years (2023, 2022, 2021, 2020, and 2019).

(b)	The principal executive officer (“PEO”) is Mr. McCormick for 2019, 2020, 2021, 2022, and 2023.

(c)

Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding unvested stock during period plus dividends on unvested stock. See additional detail below. The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(d)	Includes Ms. Lauber for 2019, 2020, 2021, 2022 and 2023; Ms. Evans for 2021, 2022 and 2023; Mr. Van Genderen for 2023; and Keith Hagelin for 2019, 2020, 2021 and 2022.

(e)

Average of (d) adjusted for same items as PEO in (c). The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(f)

Assumes $100 invested on market close on December 31, 2018 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(g)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000, which comprises the same issuers we use for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(h)	Net income pursuant to U.S. GAAP

(i)

Represents our company selected measure – Adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, as further adjusted for certain charges consisting of unrelated legal and consulting fees, pension termination costs, stock based compensation, severance, restructuring charges, loss on disposal of fixed assets related to facility relocations, litigation proceeds, certain non-cash purchase accounting expenses, impairment charges, expenses related to debt modifications, loss on extinguishment of debt, and incremental costs related to the COVID-19 pandemic.

PEO Total Compensation Amount	$ 2,490,873	$ 3,539,739	$ 3,338,813	$ 2,156,264	$ 1,987,820
PEO Actually Paid Compensation Amount	$ 455,862	3,351,817	2,876,666	1,137,567	2,516,827
Adjustment To PEO Compensation, Footnote

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Adjustments to Determine Compensation “Actually Paid” for PEO	2023	2022	2021	2020	2019
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(1,464,873)	$(2,206,968)	$(1,979,253)	$(944,935)	$(779,720)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$457,053	$1,509,433	$815,746	$118,400	$742,399
Increase for fair value of awards granted during year that vest during year	$639,074	$511,341	$717,039	$363,808	$320,906
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(1,738,610)	$(53,351)	$(132,531)	$(575,748)	$225,441
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$8,010	$(13,534)	$59,877	$0	$0
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$64,336	$65,157	$56,975	$19,868	$19,981
Total Adjustments	$(2,035,010)	$(187,922)	$(462,147)	$(1,018,607)	$529,007

Non-PEO NEO Average Total Compensation Amount	$ 728,017	1,140,702	1,040,747	835,452	836,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 342,675	1,105,461	941,902	488,272	1,176,353
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2023	2022	2021	2020	2019
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(262,951)	$(520,176)	$(445,224)	$(267,501)	$(196,932)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$172,663	$433,954	$280,727	$152,678	$263,651
Increase for fair value of awards granted during year that vest during year	$23,485	$57,864	$58,132	$29,934	$25,965
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(334,006)	$(17,426)	$(38,913)	$(239,265)	$225,282
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$4,185	$(6,204)	$29,330	$(29,669)	$8,417
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$11,282	$16,747	$17,103	$6,643	$13,081
Total Adjustments	$(385,342)	$(35,241)	$(98,845)	$(347,180)	$339,464

Compensation Actually Paid vs. Total Shareholder Return

Graphical Descriptions of Relationships Between CAP and Certain Financial Performance Measure Results

The following graphics provide a description of the relationships between CAP and certain financial performance measures.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Required Tabular Disclosure of Most Important Measures to Determine 2023 CAP

The four performance measures listed below represent the most important financial performance measures used to link CAP for 2023 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
FCF
Adjusted EPS
RONA

Total Shareholder Return Amount	$ 95.58	112	117.22	124.71	156.28
Peer Group Total Shareholder Return Amount	150.31	130.6	166.5	146.44	123.72
Net Income (Loss)	$ 23,700,000	$ 38,600,000	$ 30,700,000	$ (86,600,000)	$ 49,200,000
Company Selected Measure Amount	68.1	86.8	79.5	74.9	108.1
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	RONA
PEO Deduction For Amounts Reported Under The Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,464,873)	$ (2,206,968)	$ (1,979,253)	$ (944,935)	$ (779,720)
PEO Deduction For Amounts Reported Under The Option Awards Columns In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,053	1,509,433	815,746	118,400	742,399
PEO Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,074	511,341	717,039	363,808	320,906
PEO Increase Deduction For Change In Fair Value From Prior Year-End Current Year-End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,738,610)	(53,351)	(132,531)	(575,748)	225,441
PEO Increase Deduction For Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,010	(13,534)	59,877	0	0
PEO Deduction Of Fair Value Of Awards Granted Prior To Year That were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,336	65,157	56,975	19,868	19,981
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,035,010)	(187,922)	(462,147)	(1,018,607)	529,007
NEO Deduction For Amounts Reported Under The Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,951)	(520,176)	(445,224)	(267,501)	(196,932)
NEO Deduction For Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
NEO Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,663	433,954	280,727	152,678	263,651
NEO Increase For Fair Value Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,485	57,864	58,132	29,934	25,965
NEO Increase Deduction For Change In Fair Value From Prior Year-End To Current Year-End of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,006)	(17,426)	(38,913)	(239,265)	225,282
NEO Increase Deduction For Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,185	(6,204)	29,330	(29,669)	8,417
NEO Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
NEO Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member[
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
NEO Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,282	16,747	17,103	6,643	13,081
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (385,342)	$ (35,241)	$ (98,845)	$ (347,180)	$ 339,464